SHORT-TERM AND LONG-TERM DEBT (Tables)	6 Months Ended
Jun. 30, 2018
Disclosure of detailed information about borrowings [abstract]
Disclosure of detailed information about borrowings	Short-term debt, including the current portion of long-term debt, consisted of the following:

	June 30, 2018	December 31, 2017
Short-term bank loans and other credit facilities including commercial paper[1]	3,430	1,735
Current portion of long-term debt	1,060	976
Lease obligations	66	74
Total	4,556	2,785
1.
The weighted average interest rate on short-term borrowings outstanding was 2.9% and 3.1% as of June 30, 2018 and December 31, 2017, respectively.The Company’s long-term debt consisted of the following:

	Year of maturity	Type of interest	Interest rate[1]	June 30, 2018	December 31, 2017
Corporate
5.5 billion Revolving Credit Facility - 2.3 billion tranche	2019	Floating		—	—
5.5 billion Revolving Credit Facility - 3.2 billion tranche	2021	Floating		—	—
€500 million Unsecured Notes[2]	2018	Fixed	5.75%	—	400
€400 million Unsecured Notes[3]	2018	Floating	1.70%	—	480
€750 million Unsecured Notes	2019	Fixed	3.00%	873	897
500 Unsecured Notes	2020	Fixed	5.13%	323	323
CHF 225 million Unsecured Notes	2020	Fixed	2.50%	226	230
€600 million Unsecured Notes	2020	Fixed	2.88%	696	715
1.0 billion Unsecured Bonds[4]	2020	Fixed	5.25%	622	622
1.5 billion Unsecured Notes[4]	2021	Fixed	5.50%	753	753
€500 million Unsecured Notes	2021	Fixed	3.00%	580	597
€750 million Unsecured Notes	2022	Fixed	3.13%	871	895
1.1 billion Unsecured Notes[4]	2022	Fixed	6.25%	656	655
€500 million Unsecured Notes	2023	Fixed	0.95%	578	593
500 Unsecured Notes	2025	Fixed	6.13%	497	497
1.5 billion Unsecured Bonds[4]	2039	Fixed	7.00%	1,093	1,092
1.0 billion Unsecured Notes[4]	2041	Fixed	6.75%	619	619
Other loans	2019 - 2021	Fixed	1.25% - 3.46%	50	53
EIB loan	2025	Fixed	1.16%	408	420
Other loans	2019 - 2035	Floating	0.01% - 4.63%	653	672
Total Corporate				9,498	10,513

Americas
Other loans	2019 - 2026	Fixed/Floating	2.05% - 10.00%	108	107
Total Americas				108	107

Europe, Asia & Africa
Other loans	2019 - 2027	Fixed/Floating	0.00% - 5.35%	80	85
Total Europe, Asia & Africa				80	85

Total				9,686	10,705
Less current portion of long-term debt				(1,060)	(976)

Total long-term debt (excluding lease obligations)				8,626	9,729
Lease obligations [5]				337	414
Total long-term debt, net of current portion				8,963	10,143

1.
Rates applicable to balances outstanding at June 30, 2018, including the effect of decreases following upgrades. For debt that has been redeemed in its entirety during first semester 2018, the interest rate refers to the rates at the repayment date. On February 1, 2018, S&P upgraded ArcelorMittal’s credit rating and placed it on stable outlook. On June 22, 2018, Moody's upgraded ArcelorMittal’s credit rating and placed it on stable outlook. On July 13, 2018, Fitch upgraded ArcelorMittal’s credit rating and placed it on stable outlook.

2.	Amount outstanding was repaid at the original maturity, March 29, 2018.

3.	Amount outstanding was repaid at the original maturity, April 9, 2018.

4.	Interest decreased by 0.5% as a result of the upgrade by S&P and Moody's of ArcelorMittal's credit rating on February 1, 2018 and June 22, 2018, respectively.
5.
Net of current portion of 66 and 74 as of June 30, 2018 and December 31, 2017, respectively.